Provisions for employees' benefits (Tables)	9 Months Ended
Sep. 30, 2022
Provisions for employees' benefits
Schedule of provision balances for employee benefits

	September 30,	December 31,
	2022	2021
	(Unaudited)
Post-employment benefits
Health	6,751,292	6,636,809
Pension	3,748,424	2,159,530
Education	431,243	443,761
Bonds	515,969	320,833
Other plans	108,051	91,476
Termination benefits - Voluntary retirement plan	675,210	746,585
	12,230,189	10,398,994
Social benefits and salaries	874,892	856,198
Other long-term benefits	135,209	123,853
	13,240,290	11,379,045
Current	2,217,195	2,296,253
Non-current	11,023,095	9,082,792
	13,240,290	11,379,045